VIRTUS KAR SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—3.2%
Rightmove plc Unsponsored ADR	11,792	$ 164
Consumer Discretionary—6.8%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,576	151
SiteOne Landscape Supply, Inc.(1)	1,684	200
		351

Consumer Staples—3.1%
Lamb Weston Holdings, Inc.	2,240	160
Financials—12.9%
FactSet Research Systems, Inc.	537	207
MarketAxess Holdings, Inc.	544	139
Ryan Specialty Holdings, Inc. Class A(1)	8,178	320
		666

Health Care—22.9%
Azenta, Inc.	2,429	175
Cooper Cos., Inc. (The)	414	130
Globus Medical, Inc. Class A(1)	2,857	160
HealthEquity, Inc.(1)	3,360	206
Silk Road Medical, Inc.(1)	6,231	227
West Pharmaceutical Services, Inc.	955	289
		1,187

Industrials—22.3%
Copart, Inc.(1)	2,096	228
Fair Isaac Corp.(1)	384	154
HEICO Corp. Class A	2,145	226
Old Dominion Freight Line, Inc.	833	213
TransUnion	2,072	166
Verisk Analytics, Inc. Class A	963	167
		1,154

Information Technology—26.1%
Avalara, Inc.(1)	1,610	113
Bentley Systems, Inc. Class B	6,006	200
Clearwater Analytics Holdings, Inc. Class A (1)	9,782	118
Copperleaf Technologies, Inc.(1)	19,733	98
Duck Creek Technologies, Inc.(1)	4,111	61
	Shares	Value

Information Technology—continued
Jack Henry & Associates, Inc.	1,288	$ 232
nCino, Inc.(1)	3,776	117
Teledyne Technologies, Inc.(1)	569	213
Tyler Technologies, Inc.(1)	601	200
		1,352

Total Common Stocks (Identified Cost $6,052)		5,034

Total Long-Term Investments—97.3% (Identified Cost $6,052)		5,034

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	98,558	99
Total Short-Term Investment (Identified Cost $99)		99

TOTAL INVESTMENTS—99.2% (Identified Cost $6,151)		$5,133
Other assets and liabilities, net—0.8%		43
NET ASSETS—100.0%		$5,176

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
United Kingdom	3
Canada	2
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,034	$5,034
Money Market Mutual Fund	99	99
Total Investments	$5,133	$5,133
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Mid Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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